Operating Segments (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The Company earns revenue from the sale of US Acquiring and Digital Commerce services. The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2021:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue from external customers	$649,760	$835,934	$—	$1,485,694
Interest revenue	4	1,315	—	1,319
Total Revenue	$649,764	$837,249	$—	$1,487,013
Adjusted EBITDA	$167,584	$351,384	$(75,070)	$443,898

The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2020:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue from external customers	$610,704	$811,741	$—	$1,422,445
Interest revenue	12	4,032	—	4,044
Total Revenue	$610,716	$815,773	$—	$1,426,489
Adjusted EBITDA	$179,077	$319,300	$(72,608)	$425,769

The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2019:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue from external customers	$624,016	$785,398	$—	$1,409,414
Interest revenue	85	8,641	—	8,726
Total Revenue	$624,101	$794,039	$—	$1,418,140
Adjusted EBITDA	$207,886	$318,984	$(60,529)	$466,341

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.

Reconciliation Of Revenue From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s loss from operations before taxes is as follows:

	Year Ended December 31,
	2021	2020	2019
Segments Adjusted EBITDA	$518,968	$498,377	$526,870
Corporate costs	(75,070)	(72,608)	(60,529)
Depreciation and amortization	(261,372)	(268,166)	(279,831)
Share based compensation	(101,770)	—	—
Impairment expense on intangible assets	(324,145)	(130,420)	(88,792)
Restructuring and other costs	(25,883)	(20,640)	(50,683)
Gain on disposal of subsidiaries and other assets, net	-	13,137	4,777
Other income / (expense), net	239,661	(40,805)	(13,914)
Interest expense, net	(165,827)	(164,788)	(164,559)
Loss before taxes	$(195,438)	$(185,913)	$(126,661)

Schedule of Disaggregated Revenue by Business Line

The disaggregated revenue by business line, which aligns with our reporting units, is as follows:

	For the year ended December 31,
	2021	2020	2019
US Acquiring	$649,764	$610,716	$624,101
eCash (1)	406,185	332,941	272,744
Digital Wallet (1)	363,760	394,501	428,148
Integrated & Ecommerce Solutions (IES) (1)	95,582	109,265	111,358
Intracompany (1)	(28,278)	(20,934)	(18,211)
Total Revenue	$1,487,013	$1,426,489	$1,418,140

(1)
These business lines are part of the Digital Commerce segment.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area

The information below summarizes revenue by geographic area for the year ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
United Kingdom	$52,263	$46,037	$63,424
United States of America	683,338	631,570	641,585
Germany	127,119	146,670	115,093
All other countries (1)	622,974	598,168	589,312
Revenue from external customers	$1,485,694	$1,422,445	$1,409,414

(1)
No single country included in the “All other countries” category generated more than 10% of revenues.

The Company has no single customer contributing 10% or more of the Company’s revenue in the period.

The information below summarizes long-lived assets, net by geographic area for the year ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
United Kingdom	$5,068	$6,198
Canada	6,455	6,898
United States of America	11,416	16,479
Bulgaria	11,442	13,847
Austria	8,682	10,754
All other countries (1)	4,962	4,702
Total long lived assets, net	$48,025	$58,878

(1)
No single country included in the All other countries category generated more than 10% of total long lived assets.